Significant Accounting Policies	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Significant Accounting Policies

3 - SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("US GAAP").

PRINCIPLES OF CONSOLIDATION

These consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned. The results of operations for acquisitions are included in these consolidated financial statements from the date of acquisition. Inter-company transactions and balances are eliminated upon consolidation.

USE OF ESTIMATES

The preparation of consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenue and expenses during the period. Estimates have been made by management in several areas, including, but not limited to, the realizability of accounts receivable and investments, the valuation allowance associated with deferred income tax assets, investment tax credits, expected useful life of equipment, the fair value calculation with respect to the stock options, and the accrued accounts receivable and accrued accounts payable related to our premium SMS business. Actual results may differ from those estimates.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable are recorded at the invoiced amount net of an allowance for doubtful accounts. The Company determines its allowance for doubtful accounts by considering a number of factors, including the age of the receivable, the financial stability of the customer, discussions that may have occurred with the customer and management's judgment as to the overall collectability of the receivable from that customer. The Company writes off accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to selling, general and administration accounts in the period of recovery.

REVENUE RECOGNITION

The Company derives revenue from two sources: enterprise software, including maintenance and consulting services and mobile services and applications. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications. Mobile services involve providing SMS and other content applications and services. The Company presents revenues net of sales tax and other related taxes.

ENTERPRISE SOFTWARE REVENUE RECOGNITION

ZIM records revenues from the perpetual license of the Company's software products and the sale of related maintenance and consulting. The Company's standard license agreement provides a license to use the Company's products based on the number of licensed users. The Company may license its software in multiple element arrangements if the customer purchases any combination of maintenance, consulting or training services in conjunction with the license.

The Company recognizes revenue pursuant to the requirements of the ASC 985-605 "Software Revenue Recognition". Revenue is recognized using the residual method when vendor-specific objective evidence of fair value exists for all of the undelivered elements in the arrangement, but does not exist for one or more delivered elements. The Company allocates revenue to each undelivered element based on its respective fair value determined by the price charged when that element is sold separately. The Company defers revenue for the undelivered elements and recognizes the residual amount of the arrangement fee, if any. The separate elements of the arrangements are considered to be separate units of accounting.

Revenue is recognized when the following four criteria have been met:

•	Persuasive evidence of an arrangement exists;
•	Delivery has occurred;
•	The fee is fixed and determinable; and
•	Collectability is probable.

The Company records revenue as earned as evidenced by contracts or invoices for its services at prices established by contract, price list and/or fee schedule less applicable discounts. If at the outset of an arrangement the Company determines that the arrangement fee is not fixed or determinable, revenue is deferred until the arrangement fee becomes due. If at the outset of an arrangement the Company determines that the collectability is not probable, revenue is deferred until payment is received.

Collectability is assessed based on the collection history of the client, current economic trends, customer concentrations and customer credit worthiness. Delivery of the software has occurred once the customer has accepted the product or has been provided with permanent keys to the file transfer protocol ("FTP") site. If an arrangement allows for customer acceptance of the software or services, the Company defers revenue recognition until the earlier of customer acceptance or when the acceptance right lapses.

MAINTENANCE AND CONSULTING REVENUE RECOGNITION

Maintenance revenues are recognized equally over the term of the maintenance contract. The liability relating to the received but unearned portion of maintenance revenues is recognized as deferred revenues.

Consulting revenue, which represents services provided on a per diem basis to customers, is recognized as the services are performed as there are no customer acceptance provisions involved in these types of arrangements. Consulting revenue, which represents services provided on a fixed price basis to customers, is recognized upon achieving the related milestone.

In general, credit terms of 30 days are extended to customers with a small number of customers receiving longer payment terms based on the long-standing relationship with ZIM.

MOBILE REVENUE RECOGNITION

Revenues from the Company’s mobile segment are derived principally from providing aggregation services and from their mobile content portals.

Aggregation services. Aggregation services occur when ZIM sends messages from its content provider customers through mobile operators to end users on their cell phones. In this situation, the Company contracts with its customers that cannot connect directly to the mobile operators and with the third party mobile operators or other aggregators directly for the transmission of the messages. Net revenues are recognized in the month in which the service is performed, provided no significant ZIM obligations remain. ZIM relies on a number of mobile network operators and other aggregators globally to deliver its services. Generally, (i) within 15 to 45 days after the end of each month, ZIM receives a statement from each of the operators or aggregators confirming the amount of charges billed to that operator's mobile phone users and (ii) within 30 to 90 days after delivering a monthly statement, each operator or aggregator remits the fees for the month to ZIM. ZIM arranges to pay the mobile content provider a set amount per message under a revenue sharing arrangement. ZIM nets this revenue share fee against the revenue it receives from the mobile operators in accordance with ASC 605.

Revenues are recorded on a net basis as the mobile content provider is the primary obligor in the transaction as they manage and market the content, which ZIM then distributes. ZIM’s role within the transaction is limited to providing transmission and a billing mechanism for the mobile content provider.

Mobile content portals. On April 1, 2006, ZIM acquired two internet portals offering mobile content. Consumers are able to download ring tones and wallpapers directly from the internet sites to their mobile phones. The majority of consumers choose to pay for the content with their credit card with the balance of consumers paying through the use of a premium message. If they use a premium message to pay for their content, the charge is paid on their cell phone bill.

Revenues from all sales are recorded on a gross basis as ZIM manages and markets the content ZIM distributes. Revenue on mobile content is recognized at the point of sale, when the customer purchases content from the websites.

RESEARCH AND DEVELOPMENT EXPENSES

Costs related to research, design and development of products and applications are charged to research and development expense as incurred. Software development costs are capitalized beginning when a product's technological feasibility has been established, which generally occurs upon completion of a working model, and ending when a product is available for general release to customers. All subsequent costs are expensed as incurred. To date, completing a working model of the Company's products and the general release of the products has substantially coincided. The Company has not capitalized any software development costs since such costs have not been significant.

The Company qualifies for scientific research and experimental development refundable investment tax credits. These credits are recorded as a reduction of research and development expense when it is more likely than not that the credits will be realized. Other non-refundable investment tax credits not utilized in the current year can be used to offset income taxes in future years.

TRANSLATION OF FOREIGN CURRENCIES

The Company's reporting currency is the US dollar and the functional currency is the Canadian dollar for ZIM Corporation and NuvoBio, US Dollar for AIS and Brazilian Reals for ZIM do Brazil.

The accounts of the Company's subsidiaries that are recorded in their respective functional currencies, remeasure their foreign currency transactions as follows: gains or losses from foreign currency transactions such as those resulting from the settlement of receivables or payables denominated in foreign currency, are remeasured at the weighted average exchange rates for the period and are included in the statement of comprehensive loss of the current period. For the years ended March 31, 2018, 2017, and 2016, the Company recognized a foreign exchange loss of $2,504, $1,246, and $592, respectively, in the accompanying consolidated statements of loss and comprehensive loss included in the selling, general and administrative expenses.

The translation of the Company's consolidated financial statements from the functional currency to its reporting currency is performed as follows: all assets and liabilities are translated into US dollars at the rate of exchange in effect at the balance sheet date. Equity transactions are translated at the exchange rate in effect at the date of the transaction. Revenues, expenses and cash flow amounts are translated at the weighted average exchange rates for the period. The resulting translation adjustments are included in other comprehensive income in shareholders' equity. The translation adjustments did not result in a tax impact.

INCOME TAXES

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry-forwards using tax rates and laws in effect in the year in which the differences are expected to reverse. When necessary, a valuation allowance is recorded to reduce the tax assets to an amount for which realization is more likely than not. The effect of changes in tax rates is recognized in the period in which the rate change occurs.

The Company is subject to examination by taxing authorities in the jurisdictions of Canada, Brazil and the United States. Management does not believe that there are any uncertain tax positions that would result in an asset or liability for taxes being recognized in the accompanying consolidated financial statements.

EARNINGS PER SHARE

Basic earnings per share are computed by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share are calculated giving effect to the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted to such shares at the later of the beginning of the period or the issuance date. This method is used to determine the dilutive effect of common shares. The treasury stock method is used to determine the dilutive effect of warrants and stock options. The treasury stock method assumes that proceeds received from the exercise of in-the-money share purchase warrants and stock options are used to repurchase common shares at the average market price during the period.

STOCK OPTIONS AND GRANTS

Compensation cost for all stock-based awards is measured at fair value on the date of grant and recognized as compensation expense over the service period for awards expected to vest. Stock-based awards granted to consultants are measured at fair value on the grant date and compensation expense is recognized on the date at which the consultant's performance is complete which, for the Company, is on the date of grant.

The fair value of stock options is determined using the Black Scholes-Merton option pricing model. The expected dividend yield is based on historical dividend payouts, the expected volatility is based on historical volatilities of company stock (management believes that the historical volatility is an appropriate measure of expected volatility) for a period approximating the expected life; the risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected life represents the period of time the options are expected to be outstanding and is based on historical trends. The weighted average assumptions used in the computations are as follows:

	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2016

Risk-free interest rates	1.93%	1.36%	0.99%
Expected volatility	433%	206%	161%
Dividend yield	-	-	-
Expected life of options (years)	3.0	3.0	3.0

EQUIPMENT

Equipment are recorded at cost. Depreciation is provided over the estimated useful lives of the underlying assets using the following methods and rates:

Computer equipment	40%	Declining balance
Software	40%	Declining balance
Office furniture and equipment	20%	Declining balance
Voice communications equipment	20%	Declining balance
Leasehold improvements	5 years	Straight line over the lesser of 5 years or the term of the underlying lease

IMPAIRMENT OF EQUIPMENT

Equipment is tested for impairment when evidence of a decline in value exists, and adjustments to estimated fair value are made if the asset is impaired. Whenever events and circumstances indicate that the Company may not be able to recover the net book value of its productive assets, that the assets are deemed impaired and are to be written down to their estimated fair value through a charge to earnings. The guidance states that fair values may be estimated using discounted cash flow analysis or quoted market prices, together with other available information. The Company reviewed its property and equipment assets for impairment to determine if there were events or changes in circumstances that would indicate that the carrying amount of the assets may not be recoverable through future cash flows. It was determined that no impairment was evident.

INTANGIBLE ASSETS

Intangible assets, which consist of database migration methodologies and software, are determined to have finite lives and are amortized on the straight-line method over their estimated useful lives, which is 60 months.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standards setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company’s management believes that the impact of recently issued standards that are not yet effective will not have any significant impact on the consolidated financial statements upon adoption.

In January, 2016, the FASB issued Accounting Standards Update 2016-01, Financial Instruments–Overall: Recognition and Measurement of Financial Assets and Financial Liabilities (the ASU). Changes to the current GAAP model primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The accounting for other financial instruments, such as loans, investments in debt securities, and financial liabilities is largely unchanged. The classification and measurement guidance will be effective for public business entities in fiscal years beginning after December 15, 2017. We are currently evaluating the impact ASU 2016-01 will have on our consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation - Stock Compensation (Topic 718). The ASU provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The ASU will be effective for the annual reporting periods beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period, for (1) public business entities for reporting periods for which financial statements have not yet been issued and (2) all other entities for reporting periods for which financial statements have not yet been made available for issuance.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230) – Restricted Cash. This will require entities to show the changes in the total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. These changes become effective for fiscal years beginning after December 15, 2018. We are currently evaluating the impact ASU 2016-18 will have on our consolidated financial statements.

In August 2016 the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments. This provides guidance on presentation and classification of certain cash receipts and payments in the statement of cash flows. These changes become effective for fiscal years beginning after December 15, 2018. We are currently evaluating the impact ASU 2016-15 will have on our consolidated financial statements.

In March 2016, the FASB isued ASU 2016-09, Compensation - Stock Compensation (Topic 718). The ASU simplifies certain aspects related to income taxes, statement of cash flows, and forfeitures when accounting for share-based payment transactions. The ASU became effective for the annual reporting periods beginning after December 15, 2016, with earlier adoption permitted. Certain of the amendments related to timing of the recognition of tax benefits and tax withholding requirements should be applied using a modified retrospective transition method. Amendments related to the presentation of the statement of cash flows should be applied retrospectively. These changes did not have an impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Codification (“ASC”) Topic 842, Leases through ASU No. 2016-02. ASC Topic 842 requires a lessee to recognize all leases, including operating leases, on balance sheet via a right-of-use asset and lease liability, unless the lease is a short-term lease. All (or a portion of) fixed payments by the lessee to cover lessor costs related to ownership of the underlying assets, or executory costs, that do not represent payments for a good or service will be considered lease payments and reflected in the measurement of lease assets and lease liabilities by lessees. The new standard does not substantially change lessor accounting from current U.S. GAAP. The new standard also requires lessees and lessors to disclose more qualitative and quantitative information about their leases than current U.S. GAAP does. The standard is applied retrospectively, with elective reliefs. The new standard is effective for annual and interim reporting periods beginning after December 15, 2018 for a public business entity. Early adoption is permitted. We are currently evaluating the impact ASU 2016-02 will have on its consolidated financial statements.